Patent and Technology License Agreements (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 21, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 15, 2025	Jul. 15, 2025	Mar. 28, 2025
Patent and Technology License Agreements [Line Items]
Fair value of research and development acquired		$ 40,000,000
Development milestone payments		70,000,000		$ 70,000,000
Commercial sales milestones		$ 300,000,000		300,000,000
Net sales percentage		50.00%			50.00%
Outstanding remaining balance of milestone		$ 18,250,000		19,750,000
Net product sales payment					$ 22,000,000
Reimburse amount		2,650,000			2,650,000
Aggregate amount of milestone payments							$ 2,535,318	$ 2,535,318
Final payment						$ 2,197,892		$ 2,197,892
Interest rate per annum						2.00%		2.00%
Interest expense				218,032
License fee payable		18,250,000		22,650,000	28,400,000
Payment for other invoice and accumulated interest	$ 1,616,522
Interest expense		45,841		218,032
Accounts payable		2,700,000
Accrued expenses		4,062,481
In-Process Research and Development [Member]
Patent and Technology License Agreements [Line Items]
Fair value of research and development acquired				40,000,000
License Agreement [Member]
Patent and Technology License Agreements [Line Items]
Payment for Milestone		5,900,000			5,900,000
License fee payable				2,900,000
Dr. Reddy’s [Member]
Patent and Technology License Agreements [Line Items]
Development milestone payments		40,000,000		40,000,000
Dr. Reddy’s [Member] | Asset Purchase Agreement [Member]
Patent and Technology License Agreements [Line Items]
Payment for Milestone		27,500,000		27,500,000
Licensing Agreements [Member]
Patent and Technology License Agreements [Line Items]
Development milestone payments				3,000,000
Outstanding remaining balance of milestone		22,000,000			$ 2,900,000
Licensing Agreements [Member] | Eisai [Member]
Patent and Technology License Agreements [Line Items]
Aggregate amount of milestone payments							$ 2,350,000	$ 2,350,000
Extension fee payable		$ 10,000,000		$ 10,000,000
Minimum [Member]
Patent and Technology License Agreements [Line Items]
Percentage of royalty on net product sales		10.00%		10.00%
Maximum [Member]
Patent and Technology License Agreements [Line Items]
Percentage of royalty on net product sales		15.00%		15.00%